Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Leases
We lease office space, equipment facilities and certain computer equipment under lease agreements that expire at various dates through 2028. Our leases typically contain terms which may include renewal options, rent escalations, rent holidays and leasehold improvement incentives. We had no capital leases as of December 31, 2015 and 2014. Rental expense under these leases, included in the accompanying consolidated statements of income in rent and occupancy and technology and communication expenses, totaled $60 million, $82 million and $47 million for the years ended December 31, 2015, 2014, and 2013, respectively. As of December 31, 2015, future minimum lease payments under these non-cancelable operating agreements are as follows (in millions):

2016	$42
2017	95
2018	36
2019	32
2020	33
Thereafter	156
Total	$394

Redeemable Non-controlling Interest
As part of the ICE Endex purchase agreement, Gasunie has a put option to sell to us, and we have a call option to purchase from Gasunie, Gasunie’s entire 21% remaining ownership in ICE Endex at fair market value provided that the fair value falls between a stated cap and floor. Both the call and put option became exercisable on March 26, 2015 and they both expire on March 26, 2018. As part of the ICE Clear Netherlands acquisition (Note 3), ABN AMRO has a put option to sell to us, and we have a call option to purchase from ABN AMRO, ABN AMRO’s entire remaining 25% ownership in ICE Clear Netherlands at fair market value subject to a stated floor. Both the call and put option become exercisable after the third anniversary of the date of closing of the acquisition. Since the likelihood of us acquiring both of the non-controlling interests in the future is probable, we have recorded the full redemption fair value of $35 million and $40 million as of December 31, 2015 and 2014, respectively, relating to ICE Endex and ICE Clear Netherlands as mezzanine equity and classified the related balance as “redeemable non-controlling interest” in the accompanying consolidated balance sheets and the proportionate share of profits was recorded as net income from continuing operations attributable to non-controlling interest in the consolidated statements of income. Changes in the redemption value of the non-controlling interest are recorded to the redeemable non-controlling interest balance in full as they occur.
Prior to the our acquisition of NYSE, NYSE completed the sale of a significant equity interest in NYSE Amex Options, one of our two U.S. options exchanges, to seven external investors. Under the terms of the sale, the external investors had the option to require us to repurchase a portion of the equity interest on an annual basis. Since the likelihood of us acquiring the non-controlling interest was probable, the full redemption fair value had been recorded as mezzanine equity and the related balance as “redeemable non-controlling interest” in the consolidated balance sheets and the proportionate share of profits was recorded as net income from continuing operations attributable to non-controlling interest in the consolidated statements of income. In July 2014 we repurchased 16% of the interest held by the seven external investors for $129 million in cash, and in June 2015 we repurchased the remaining 16% of the interest for $128 million in cash. Effective from July 1, 2015, all of the profits from NYSE Amex Options are retained by us as we now own 100% of NYSE Amex Options.
Legal Proceedings
We are subject to legal proceedings and claims that arise from time to time in the course of our business. Typically, we do not believe that the resolution of ordinary course matters, including the matters described below, will have a material adverse effect on our consolidated financial condition, results of operations, or liquidity. It is possible, however, that future results of operations for any particular quarterly or annual period could be materially and adversely affected by any developments relating to the legal proceedings and claims. The matters described below all relate to our operation of NYSE. A range of possible losses related to the cases below cannot be reasonably estimated at this time, except as otherwise disclosed below.
In April 2014, the first of four purported class action lawsuits was filed in the U.S. District Court for the Southern District of New York, or the Southern District, by the City of Providence, Rhode Island, against more than 40 defendants, including “Exchange Defendants”, “Brokerage Defendants” and “HFT (High Frequency Trading) Defendants”, which we refer to as the City of Providence lawsuit. New York Stock Exchange LLC and NYSE Arca, Inc., two of our subsidiaries, were among the named Exchange Defendants. On July 2, 2014, the court ordered the cases consolidated for all purposes, and appointed lead plaintiffs. On September 3, 2014, the lead plaintiffs filed an amended complaint asserting claims against only a subset of the original Exchange Defendants, including New York Stock Exchange LLC and NYSE Arca, Inc., and also asserting claims against Barclays PLC, or Barclays, a subsidiary of which operates an alternative trading system known as Barclays LX. The lead plaintiffs are suing on behalf of a class of “all public investors” who bought or sold stock from April 18, 2009 to the present on the U.S.-based equity exchanges operated by the remaining Exchange Defendants or on Barclays LX. The amended complaint asserts violations by all remaining Exchange Defendants of Sections 10(b) and 6(b) of the Securities Exchange Act of 1934, or the Exchange Act, and seeks unspecified compensatory damages against all defendants, jointly and severally, as well as various forms of equitable relief. The defendants filed a motion on November 3, 2014 to dismiss the amended complaint. On November 24, 2014, the plaintiffs filed a second amended complaint asserting the same legal claims and substantially the same factual allegations. On January 23, 2015, the defendants filed motions to dismiss the second amended complaint.
On August 26, 2015, the court issued an opinion and order granting the defendants’ motions to dismiss and dismissing the second amended complaint in its entirety with prejudice. The court held that the plaintiffs had failed to sufficiently state a claim against the defendants under Sections 10(b) and 6(b) of the Exchange Act, and additionally that some of the claims against the exchanges were barred by the doctrine of self-regulatory organization immunity. On September 24, 2015, the plaintiffs filed a notice of appeal of the dismissal of the lawsuit. Briefing in the appeal is expected to occur during the first half of 2016.
In May 2014, three purported class action lawsuits were filed in the Southern District by Harold Lanier against the securities exchanges that are participants in each of the three national market system data distribution plans - the Consolidated Tape Association/Consolidated Quotation Plan, the Nasdaq UTP Plan, and the Options Price Reporting Authority, or the Plans, - which are established under the Exchange Act and regulated by the SEC. On August 15, 2014, Lanier filed amended complaints in each of the three lawsuits but did not alter the named defendants. New York Stock Exchange LLC, NYSE Arca, Inc. and NYSE MKT LLC, which are our subsidiaries, are among the defendants named in one or more of the suits. Lanier is claiming to sue on behalf of himself and all other similarly situated subscribers to the market data disseminated by the Plans. Lanier’s allegations include that the exchange participants in the Plans breached agreements with subscribers by disseminating market data in a discriminatory manner in that other “preferred” customers allegedly received their data faster than the proposed class. The complaints seek, among other relief, unspecified compensatory damages, restitution of the putative class’s subscription fees paid to the defendants, disgorgement of the fees paid by the so-called preferred customers, and injunctive and declaratory relief. On September 29, 2014, the defendants moved to dismiss the amended complaint. On April 28, 2015, the court issued an opinion and order granting the motion and dismissing the three lawsuits with prejudice. The court determined that the claims were preempted by a “comprehensive federal regulatory scheme”, and that in any event Lanier had failed to state a claim for breach of contract. On May 20, 2015, Lanier filed notices of appeal of the dismissal of the lawsuits. Briefing in the appeals is complete and oral argument is scheduled to occur on March 3, 2016.
One of our subsidiaries, NYSE Brazil Holdings, B.V., or NYSE BV, was a party to an arbitration proceeding initiated by an arbitration demand dated June 4, 2014 in Brazil, filed by ATG Americas Trading Group, S.A. and ATS Brasil S.A., or ATG/ATS, which we refer to as the ATG/ATS arbitration proceeding. NYSE BV and ATG Americas Trading Group, S.A. own 20% and 80%, respectively, of the equity in ATS Brasil S.A., a company with a prospective cash equity trading platform in Brazil, which is not yet operational. ATG/ATS alleged NYSE BV breached certain obligations and asserted damages. On June 3, 2015, the arbitration panel granted a request by ATG/ATS to add NYSE Holdings LLC as a party to the arbitration, but denied its request to add any other alleged NYSE BV affiliates. In August 2015, NYSE BV and ATG/ATS settled the dispute and the arbitration panel terminated the arbitration proceeding. NYSE Holdings LLC was also released from any potential liability to ATG/ATS, although it never accepted the jurisdiction of the arbitration panel or formally appeared in the proceeding. The settlement expense for the ATG/ATS arbitration proceeding is recorded in other expense for the year ended December 31, 2015 in the accompanying consolidated statement of income.
Tax Audits
We are engaged in ongoing discussions and audits with taxing authorities on various tax matters, the resolutions of which are uncertain. Currently, there are matters that may lead to assessments involving us or one of our subsidiaries, some of which may not be resolved for several years. Based on currently available information, we believe we have adequately provided for any assessments that could result from those proceedings where it is more likely than not that we will be assessed. We continuously review our positions as these matters progress.